Net Financial Expenses	12 Months Ended
Mar. 31, 2026
Financial Expense [Abstract]
Net Financial Expenses	NET FINANCIAL EXPENSES
The following table summarizes net financial expenses:

Year ended	March 31,
	2026	2025
	$	$
Interest on long-term debt	7,142	7,339
Interest on lease liabilities	338	466
Amortization of finance costs	190	242
Interest accretion on balances of purchase price payable	1,186	675
Financing fees	1,003	562
Interest income	(390)	(402)
	9,469	8,882